Income taxes - Summary of Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current tax expense	$ 56,350	$ 32,341
Deferred tax recovery	(16,579)	(118,839)
Income tax expense (recovery)	$ 39,771	$ (86,498)